Average Annual Total Returns{- Fidelity International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund - AMCIZ PRO-13 - Fidelity International Small Cap Fund	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor International Small Cap Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor International Small Cap Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor International Small Cap Fund: Class Z Return Before Taxes Inception Date	F2152 Past 1 year	F2152 Past 5 years	F2152 Past 10 years	F2151 Past 1 year	F2151 Past 5 years	F2151 Past 10 years
Total	3.32%	8.41%	7.25%	3.32%	7.85%	6.37%	2.20%	6.68%	5.71%	5.46%	8.60%	7.21%	7.81%	8.86%	7.08%	9.97%	10.02%	8.26%	10.11%		7.47%	[1]	Oct. 02, 2018	14.38%	9.50%	6.15%	14.38%	9.50%	7.33%

[1]	(a)Since inception October 2, 2018.